Amortization of intangible assets	12 Months Ended
Dec. 31, 2023
Intangible assets and goodwill [abstract]
Amortization of intangible assets	Intangible assets and goodwill

	2023
Changes in costs	Opening balance	Additions	Disposals	Transfer	Acquisition of subsidiaries	CTA(*)	Closing Balance

Placement agents (a)	42,148	6,598	(3,308)	—	—	603	46,041
Contractual rights (b)	44,156	10,473	—	—	30,911	2,552	88,092
Non-contractual customer relationships (c)	110,591	—	—	—	10,560	(356)	120,795
Software	3,515	992	(3)	—	—	60	4,564
Brands (c)	19,075	—	—	—	868	(119)	19,824
Goodwill (d)	276,819	—	—	—	34,332	23	311,174
Total - Cost of intangible assets	496,304	18,063	(3,311)	—	76,671	2,763	590,490

	2023
Changes in accumulated amortization	Opening balance	Additions	Disposals	Transfer	Acquisition of subsidiaries	CTA(*)	Closing Balance

(-) Placement agents (a)	(32,503)	(1,931)	3,308	—	—	(118)	(31,244)
(-) Contractual rights (b)	(36,577)	(3,123)	—	—	—	6	(39,694)
(-) Non-contractual customer relationships (c)	(10,653)	(12,970)	—	—	—	385	(23,238)
(-) Software	(1,539)	(793)	—	—	—	(42)	(2,374)
(-) Brands (c)	(3,511)	(3,553)	—	—	—	136	(6,928)
Total - Accumulated amortization	(84,783)	(22,370)	3,308	—	—	367	(103,478)
Intangible assets, net	411,521	(4,307)	(3)	—	76,671	3,130	487,012

	2022
Changes in costs	Opening balance	Additions	Disposals	Transfer	Acquisitions of subsidiaries	CTA(*)	Closing balance

Placement agents (a)	36,804	5,263	(50)	—	—	131	42,148
Contractual rights (b)	44,156	—	—	—	—	—	44,156
Non-contractual customer relationships (c)	84,705	—	—	335	25,366	185	110,591
Software	1,848	1,273	—	—	264	130	3,515
Brands (c)	15,428	—	—	—	3,617	30	19,075
Goodwill (d)	242,891	—	—	(335)	34,025	238	276,819
Total - Cost of intangible assets	425,832	6,536	(50)	—	63,272	714	496,304

	2022
Changes in accumulated amortization	Opening balance	Additions	Disposals	Transfer	Acquisitions of subsidiaries	CTA(*)	Closing balance

(-) Placement agents (a)	(30,996)	(1,442)	—	—	—	(65)	(32,503)
(-) Contractual rights (b)	(34,051)	(2,526)	—	—	—	—	(36,577)
(-) Non-contractual customer relationships (c)	(785)	(9,773)	—	—	—	(95)	(10,653)
(-) Software	(839)	(410)	—	—	(264)	(26)	(1,539)
(-) Brands (c)	(253)	(3,228)	—	—	—	(30)	(3,511)
Total - Accumulated amortization	(66,924)	(17,379)	—	—	(264)	(216)	(84,783)
Intangible assets, net	358,908	(10,843)	(50)	—	63,008	498	411,521

	2021
Changes in costs	Opening balance	Additions	Disposals	Transfer	Acquisitions of subsidiaries	CTA(*)	Closing balance

Placement agents (a)	36,896	—	—	—	—	(92)	36,804
Contractual rights (b)	44,156	—	—	—	—	—	44,156
Non-contractual customer relationships (c)	—	—	—	—	85,954	(914)	85,040
Software	1,313	292	(407)	324	397	(71)	1,848
Brands	—	—	—	—	15,598	(170)	15,428
Goodwill (d)	—	—	—	—	244,032	(1,476)	242,556
Total - Cost of intangible assets	82,365	292	(407)	324	345,981	(2,723)	425,832

	2021
Changes in accumulated amortization	Opening balance	Additions	Disposals	Transfer	Acquisitions of subsidiaries	CTA(*)	Closing balance

(-) Placement agents (a)	(28,915)	(2,148)	—	—	—	67	(30,996)
(-) Contractual rights (b)	(30,428)	(3,623)	—	—	—	—	(34,051)
(-) Non-contractual customer relationships (c)	—	(785)	—	—	—	—	(785)
(-) Software	(665)	(164)	407	(422)	(39)	44	(839)
(-) Brands	—	(253)	—	—	—	—	(253)
Total - Accumulated amortization	(60,008)	(6,973)	407	(422)	(39)	111	(66,924)
Intangible assets, net	22,357	(6,681)	—	(98)	345,942	(2,612)	358,908

As of December 31, 2023, 2022 and 2021, there was no impairment indication for any of these assets.
(a)    Placement agents refer to amounts capitalized relating to agreements with investment placement agents relating to fundraising. These assets are amortized based on the estimated duration of the respective investment funds. In case of an early liquidation of an investment fund, the amortization period is also adjusted.
    The remaining balance, as of December 31, 2023, is expected to be amortized as shown below:

	2024	2025	2026	2027	2028	2029	2030	2031	2032	Total

Placement agent fees	2,571	2,454	1,860	1,858	1,796	1,139	1,139	1,139	841	14,797
    The remaining balance, as of December 31, 2022, was expected to be amortized as shown below:

	2023	2024	2025	2026	2027	2028	2029	2030	2031	2032	Total

Placement agent fees	1,740	1,636	1,518	725	725	707	702	702	702	488	9,645
Contractual rights refer to:
(b)    contractual rights from investment funds recognized from the asset acquisition transaction of Blue Macaw, Bari and Move and the business combination with Patria Asset Management (“PAM”) completed during the year ending December 31, 2023. As of December 31, 2022 contractual rights related to the management of the investment fund, Infrastructure GP II, Ltd. and Infrastructure III SLP, Ltd. These rights were recorded as a result of the acquisition of control of the P2 Brasil Private Infrastructure General Partner II Ltd. and P2 Brasil Holding Ltd. (collectively the “P2 Group”) on December 25, 2015 from Promon International Inc.

Inputs to determine fair value of Blue Macaw, Bari, Move and PAM contractual rights
	Blue Macaw	Bari	Move	PAM

Country	Brazil	Brazil	Brazil	Colombia
Forecast period	April 3, 2023 – December 31, 2031	September 1, 2023 – December 31, 2031	October 1, 2023 – February 28, 2032	November 1, 2023 – December 31, 2032
Consumer price index	2%-4.52%	2.06%-3.05%	2.55%-3.65%	2.5% - 6.3%
IPCA – Broad National Consumer Price Index	4%-5.96%	3.5%-4.92%	3.5%-4.6%	—
Selic/Brazilian federal funds rate	8.75%-12.75%	8.5%-11.75%	9.39%-11.86%	—
GDP	—	—	—	1%-4.9%

Amortization period
Intangible asset	P2 Group	Blue Macaw	Bari	Move	PAM

Contractual rights	8-12 years	3-20 years	17 years	17 years	25 years
(c)    Non-contractual customer relationships refer to client relationships of Moneda, VBI, Igah and Kamaroopin, acquired for the benefit of the Group through rendering of ordinary business activities by the acquired entities. VBI customer relationships have a longer expected amortization period based on the nature of the capital structure of the underlying investment funds consisting of permanent capital. Brands refer to Moneda, VBI and Kamaroopin brands acquired through business combination. The table below includes the amortization period:

Intangible asset	Amortization period
	Moneda	VBI	Igah	Kamaroopin

Non-contractual customer relationships	9 years	29 years	3 years	5 years
Brands	5 years	8 years	—	8 years
(d)    The goodwill recognized on the acquisition of Moneda, Igah, Hanuman and Patria Asset Management are not deductible for tax purposes. The goodwill recognized of VBI and the first tranche of Kamaroopin for interest held through Brazilian subsidiaries is not deductible for tax purposes until there is a merger with the acquired company. It remains unrecognized until the acquired companies are able to generate sufficient taxable income after merger to utilize any tax benefit. The deferred tax asset will be established taking into account the impact from local tax laws and regulations in the countries were the acquired companies operate following the merger.
(e)All goodwill recognized during 2023 relates to business combination transactions of which the recoverable amount of acquired entities based on value in use. Key assumptions to determine the value in use includes discounted cash flow calculations based on current and past performance forecasts and considering current market indicators for the respective countries in which the entities operate.
    There were no significant changes to assumptions between acquisition dates for Kamaroopin (April 12, 2023) and Patria Asset Management (“PAM”) (November 1, 2023) and December 31, 2023. The Group performs an impairment test annually and when circumstances indicate the carrying value may be impaired. No impairment losses on goodwill have been recognized in the current and prior year based on determining recoverable amount based on value-in-use.

Inputs to Moneda impairment test
	2023	2022

Forecast period	January 1, 2024 – December 31, 2028	January 1, 2023 - December 31, 2028
Annual inflation rate – Chile	5%	3%
Annual inflation rate – United States of America	5%	2%
USD/CLP average exchange rate	850	815 – 830
Discount rate range	13.4%	12.1% - 13.7%
Tax rate	27% to 35%	27% to 35%

2023 - Inputs to VBI and Igah impairment test
	VBI	Igah

Forecast period*	January 1, 2024 – December 31, 2028	January 1, 2024 – December 31, 2028
Annual inflation rate – Brazil	5%	5%
Discount rate	18.0%	17.6%
Tax rate	34%	34%

*Actual performance data was included in the forecast period for goodwill impairment testing to enhance accuracy and reflect historical consistency.

2022 - Inputs to determine fair value goodwill on acquisition
	VBI	Igah

Forecast period*	July 1, 2022 – December 31, 2029	January 1, 2023 – December 31, 2030
Annual inflation rate – Brazil	3.3%- 8.1%	1.9% - 8.1%
Discount rate	11.8%	15.31%
Tax rate	34%	34%
For the year ending December 31, 2023, goodwill was recognized from acquiring control of Kamaroopin and Patria Asset Management (“PAM”) according to the following inputs:

2023 - Inputs to determine fair value of Kamaroopin and PAM goodwill
	Kamaroopin Ltda and Hanuman	Patria Asset Management

Forecast period	April 12, 2023 - December 31, 2031	November 1, 2023 – December 31, 2032
Annual inflation rate – Brazil	4.00% - 5.96%	—
Annual inflation rate – Colombia	—	2.5% - 6.3%
Annual inflation rate – United States of America	1.97% - 3.84%	2.0% – 2.9%
Discount rate	15.9% - 18.8%	16.2% - 18.9%
Tax rate	34%	35%
During the three-month period ended March 31, 2023, the provisional purchase price allocation for the acquisition of VBI and Igah was updated during the measurement period. As a result of adjustments made to the purchase consideration to the fair value of preferred dividends payable and the fair value of Igah Option arrangements, the carrying amount of goodwill was increased (as disclosed in note 29).
Goodwill from acquisitions of subsidiaries and adjustments during measurement period are composed of the following during the year ending December 31, 2023:

Acquisition	December 31, 2022	Twelve-month period ending December 31, 2023	Total goodwill acquired

VBI	15,474	1,966	17,440
Igah	18,551	2,455	21,006
Kamaroopin	—	16,473	16,473
Patria Asset Management (formerly Gestoría Externa de Portafolios S.A.)	—	13,438	13,438
Balance	34,025	34,332	68,357
(f)     The following reflects the composition of goodwill as of December 31, 2023 (including the effects of CTA) included in intangible assets allocated per acquisition:

	2023	2022

Moneda	239,879	242,508
VBI	19,143	15,760
Igah	21,106	18,551
Kamaroopin	16,742	—
Patria Asset Management	14,304	—
Balance	311,174	276,819
(g)     The following is the breakdown of intangible assets by region:

	2023	2022

Brazil*	66,476	43,762
Cayman Islands	242,385	224,486
Colombia***	47,224	—
Chile **	120,842	132,520
United States of America	10,082	10,747
Other	3	6
Balance	487,012	411,521

    Intangible assets are allocated based on where the assets are located and include acquired intangible assets. For acquired intangible assets, we consider that the location of the intangibles is best reflected by the location of the manager of those assets.
*Goodwill and fair value adjustments to assets and liabilities allocated to Brazil includes the impact from business combination with VBI and Kamaroopin.
**    Goodwill and fair value adjustments to assets and liabilities allocated to Chile includes the impact from Moneda for acquisition of MAM I.
***    Goodwill and fair value adjustments to assets and liabilities allocated to Colombia includes the impact from acquisition of Patria Asset Management (“PAM”).
Amortization of intangible assets

	2023	2022	2021

Amortization of non-contractual customer relationships (note 14)	(12,970)	(9,773)	(785)
Amortization of contractual rights (note 14)	(3,123)	(2,526)	(3,623)
Amortization of placement agents’ fees (note 14)	(1,931)	(1,442)	(2,148)
Amortization of brands (note 14)	(3,553)	(3,228)	(253)
Amortization of software (note 14)	(793)	(410)	(164)
Amortization of intangible assets	(22,370)	(17,379)	(6,973)